Fixed Assets, Net	12 Months Ended
Dec. 31, 2014
Fixed Assets, Net
Fixed Assets, Net

4. Fixed Assets, Net

        Vessels' cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2013	$4,576,106	$(589,968)	$3,986,138
Additions	46,839	(137,414)	(90,575)
Disposals	(172,226)	119,280	(52,946)

As of December 31, 2013	$4,450,719	$(608,102)	$3,842,617

Additions	39,165	(137,061)	(97,896)
Disposals	(120,376)	75,769	(44,607)
Impairment Loss	(75,776)	—	(75,776)

As of December 31, 2014	$4,293,732	$(669,394)	$3,624,338

i.	On February 13, 2013, the Company sold the Independence. The gross sale consideration was $7.0 million. The Independence was 26 years old.
ii.	On February 28, 2013, the Company sold the Henry. The gross sale consideration was $6.1 million. The Henry was 27 years old.
iii.	On March 25, 2013, the Company sold the Pride. The gross sale consideration was $6.5 million. The Pride was 25 years old.
iv.	On May 14, 2013, the Company sold the Honour. The gross sale consideration was $9.1 million. The Honour was 24 years old.
v.	On May 14, 2013, the Company acquired a 2,452 TEU containership, the Amalia C, built in 1998 for a contract price of $6.6 million.
vi.	On June 13, 2013, the Company sold the Elbe. The gross sale consideration was $5.6 million. The Elbe was 22 years old.
vii.	On June 25, 2013, the Company acquired a 2,602 TEU containership, the Niledutch Zebra (renamed to MSC Zebra), built in 2001 for a contract price of $10.1 million.
viii.	On October 3, 2013, the Company sold the Hope. The gross sale consideration was $8.0 million. The Hope was 24 years old.
ix.	On October 22, 2013, the Company sold the Kalamata. The gross sale consideration was $5.6 million. The Kalamata was 23 years old.
x.	On October 25, 2013, the Company sold the Lotus. The gross sale consideration was $6.8 million. The Lotus was 25 years old.
xi.	On November 12, 2013, the Company sold the Komodo. The gross sale consideration was $5.8 million. The Komodo was 23 years old.
xii.	On November 13, 2013, the Company acquired a 2,524 TEU containership, the Danae C (renamed to Niledutch Palanca), built in 2001 for a contract price of $11.9 million.
xiii.	On November 21, 2013, the Company acquired a 3,430 TEU containership, the Dimitris C, built in 2001 for a contract price of $14.9 million.
xiv.	On February 26, 2014, the Company sold and delivered the Marathonas. The gross sale consideration was $11.5 million. The Marathonas was 23 years old. Refer to Note 19, Sale of Vessels.
xv.	On April 25, 2014, the Company sold and delivered the Commodore. The gross sale consideration was $11.1 million. The Commodore was 22 years old. Refer to Note 19, Sale of Vessels.
xvi.	On May 15, 2014, the Company sold and delivered the Duka. The gross sale consideration was $11.0 million. The Duka was 22 years old. Refer to Note 19, Sale of Vessels.
xvii.	On May 15, 2014, the Company sold and delivered the Mytilini. The gross sale consideration was $12.0 million. The Mytilini was 23 years old. Refer to Note 19, Sale of Vessels.
xviii.	On May 20, 2014, the Company sold and delivered the Messologi. The gross sale consideration was $12.1 million. The Messologi was 23 years old. Refer to Note 19, Sale of Vessels.
xix.	On November 5, 2014, the Company acquired a 6,402 TEU containership, the MOL Performance, built in 2002 for a contract price of $18.25 million.
xx.	On November 5, 2014, the Company acquired a 6,402 TEU containership, the MOL Priority, built in 2002 for a contract price of $18.25 million.

        As of December 31, 2014, the Company recorded an impairment loss of $75.8 million in relation to eight of its older vessels. As of December 31, 2012, the Company recorded an impairment loss of $129.6 million for thirteen of its older vessels, which were either laid up, or on short-term charters, 7 of which were sold in the year ended December 31, 2013. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. The Company's assessment concluded that no impairment of vessels existed as of December 31, 2013. Refer to Note 23 Impairment Loss.

        The residual value (estimated scrap value at the end of the vessels' useful lives) of the fleet was estimated at $386.4 million as of December 31, 2014 and $404.6 million as of December 31, 2013. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.